Document And Entity Information	Sep. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	NSTS Bancorp, Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Sep. 29, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41232
Entity, Tax Identification Number	87-2522769
Entity, Address, Address Line One	700 S. Lewis Avenue
Entity, Address, City or Town	Waukegan
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60085
City Area Code	847
Local Phone Number	336-4430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NSTS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001881592